Loss Per Common Share (Tables)	6 Months Ended
Jun. 30, 2014
LOSS PER COMMON SHARE [Abstract]
Loss per share, basic and diluted
	Three Month Period Ended June 30, 2014	Three Month Period Ended June 30, 2013	Six Month Period Ended June 30, 2014	Six Month Period Ended June 30, 2013
Numerator:
Net loss attributable to Navios Holdings common stockholders	$ (36,680)	$ (15,881)	$ (34,627)	$ (26,036)
Less:
Dividend on Preferred Stock and on unvested restricted shares	(1,573)	(423)	(2,800)	(841)
Loss available to Navios Holdings common stockholders, basic	$ (38,253)	$ (16,304)	(37,427)	$ (26,877)
Loss available to Navios Holdings common stockholders,diluted	$ (38,253)	$ (16,304)	(37,427)	$ (26,877)

Denominator:
Denominator for basic net loss per share attributable to Navios	102,947,944	101,783,378	102,718,368	101,771,451
Holdings common stockholders — weighted average shares
Denominator for diluted net loss per share attributable to Navios Holdings common stockholders- weighted average shares	102,947,944	101,783,378	102,718,368	101,771,451

Basic net losses per share attributable to Navios Holdings common stockholders	$ (0.37)	$ (0.16)	$ (0.36)	$ (0.26)
Diluted net losses per share attributable to Navios Holdings common stockholders	$ (0.37)	$ (0.16)	$ (0.36)	$ (0.26)